Stock Based Compensation (Summary Of MUAH's Stock Bonus Plan) (Detail) (MUAH Stock Bonus Plan [Member], USD $)	0 Months Ended
	Jul. 15, 2013	Apr. 15, 2013	Jul. 15, 2012	Apr. 15, 2012	Jul. 15, 2011	Apr. 15, 2011	Jul. 15, 2013	Apr. 15, 2013	Jul. 15, 2012	Apr. 15, 2012	Jul. 15, 2011	Apr. 15, 2011
MUAH Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Units Granted							78,725	3,656,340	74,175	4,816,795	180,740	4,754,105
Fair Value of Stock							$ 6.67	$ 6.66	$ 4.72	$ 4.78	$ 4.94	$ 4.69
Vesting Duration, Years	3 years	3 years	3 years	3 years	3 years	3 years
Pro-rata Vesting Date	--07-15	--04-15	--07-15	--04-15	--07-15	--04-15